Related party transactions - Impact on the results of operations of transactions between the Corporation and EVERTEC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (1,491)	$ (1,068)
EVERTEC Inc.
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(182,338)	(132,139)	$ (140,788)
EVERTEC Inc. | Deposits
Related Party Transaction [Line Items]
Interest Expense Related Party	(106)	(79)	(44)
EVERTEC Inc. | Other service fees
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	29,224	33,658	28,136
EVERTEC Inc. | Net occupancy
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	7,418	7,271	6,855
EVERTEC Inc. | Professional fees
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(219,992)	(174,048)	(176,971)
EVERTEC Inc. | Other operating expenses
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 1,118	$ 1,059	$ 1,236